Derivative Instruments - Additional Information (Detail) $ in Millions							3 Months Ended				9 Months Ended		12 Months Ended
	Oct. 12, 2022 USD ($)	Apr. 12, 2022 USD ($)	May 06, 2021 CAD ($)	Apr. 12, 2021 USD ($)	Feb. 10, 2021 CAD ($)	Feb. 10, 2020 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)	Oct. 12, 2022 CAD ($)	Apr. 12, 2022 CAD ($)	Apr. 12, 2021 CAD ($)	Feb. 10, 2020 CAD ($)
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Foreign currency forward contract gains (loss)		$ 3,200,000		$ 4,500,000		$ 500,000		$ 1,136,903	$ (600,643)	$ (803,069)			$ (394,417)	$ (596,969)		$ (3,226,682)
Foreign Exchange Forward
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Foreign currency forward contract gains (loss)	$ 8,700,000
Derivative, notional amount					$ 95.0												$ 137.7			$ 95.0
Foreign Currency Forwards, Notional Amount			$ 122.0	$ 125.9	$ 95.0									$ 95,000,000	[1]			$ 126.2	$ 125.9
Foreign Currency Forwards, Maturity Date		Oct. 12, 2022	Apr. 12, 2022	Apr. 12, 2023	Apr. 12, 2021									Feb. 10, 2021	[2]
Other income (expense)
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Gain (loss) on foreign currency hedge contract, ineffective portion							$ 9,500,000	$ 3,100,000			$ 11,800,000	$ 3,800,000	$ 3,500,000	$ 800,000

[1]	Notional amount shown is denominated in CAD.
[2]	On February 10, 2021, we rolled this currency forward into a new $95 million CAD currency forward with a strike price of 1.334, and a maturity date of April 12, 2021.